UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund:  BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 141.4%
Corporate — 18.2%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,903,189
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,121,200
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,093,730
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,523,860
5.00%, 12/01/37	2,500	3,117,000

		12,758,979
County/City/Special District/School District — 33.8%
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,102,130
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,052,820
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
5.50%, 7/01/29	480	607,474
5.50%, 7/01/30	400	504,988
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,111,060
County of Maricopa Unified School District No 11-Peoria, GO, 5.00%, 7/01/35	1,250	1,488,875
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,122,250
County of Pinal Arizona, RB, 5.00%, 8/01/33	500	592,290
County of Yuma Arizona Library District, GO (Syncora), 5.00%, 7/01/26	500	525,535

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (continued)
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	$2,000	$2,245,580
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	754,305
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,250,657
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,694,925
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,977,172
Town of Buckeye Arizona, RB, 5.00%, 7/01/43	4,000	4,609,440

		23,639,501
Education — 28.8%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	3,019,101
Arizona State University, RB, Series C (b):
6.00%, 7/01/18	970	1,079,736
6.00%, 7/01/18	745	829,282
6.00%, 7/01/18	425	473,080
6.00%, 7/01/18	400	445,252
Arizona State University, Refunding RB, 5.00%, 6/01/39	1,000	1,207,810
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	569,155
Great Hearts Academies — Veritas Project, 6.30%, 7/01/42	500	553,120
Great Hearts Academies Project, Series A, 5.00%, 7/01/44	2,000	2,168,600
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (c)	440	523,948
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 7/01/45 (c)	1,000	1,040,230
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46(c)	1,500	1,560,000
Great Hearts Academies Projects, 5.00%, 7/01/46	500	545,670

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (continued)
City of Phoenix Arizona IDA, Refunding RB (continued):
Legacy Traditional School Projects, 5.00%, 7/01/45 (c)	$500	$518,205
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,432,630
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,620,430
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	551,300

		20,137,549
Health — 18.2%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	552,775
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/42	1,750	2,014,547
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,133,984
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,096,640
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	545,625
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	191,522
County of Maricopa Arizona IDA, Refunding RB, Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (d)	235	243,726
County of Yavapai IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,175,470
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	500	586,505

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	$1,000	$1,241,700

		12,782,494
Housing — 0.5%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	30	32,090
Series A-2, 5.80%, 7/01/40	35	36,386
City of Phoenix & County of Pima Arizona IDA, RB, S/F Housing, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	154	154,079
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series 1, 5.25%, 8/01/38	11	10,731
Series 2, 5.50%, 12/01/38	39	40,675
County of Maricopa Arizona IDA, RB, S/F Housing, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	50	49,987

		323,948
State — 14.1%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (b)	4,000	4,366,480
Arizona School Facilities Board, COP (b):
5.13%, 9/01/18	1,000	1,101,150
5.75%, 9/01/18	2,000	2,231,220
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,158,686

		9,857,536
Transportation — 4.3%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,080,890
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,124,830

2	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Transportation (continued)
City of Phoenix Arizona Civic Improvement Corp., Refunding RB (continued):
Senior Lien, AMT, 5.00%, 7/01/32	$700	$809,256

		3,014,976
Utilities — 23.5%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, 5.00%, 7/01/40	3,500	4,106,550
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,204,980
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (b)	2,000	2,265,180
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/36	2,500	2,894,650
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	522,840
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	947,421
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/30	45	45,140
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,070,310
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,380,940

		16,438,011
Total Municipal Bonds in Arizona		98,952,994

Puerto Rico — 2.6%
Tobacco — 2.6%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	1,845	1,842,897
Total Municipal Bonds — 144.0%		100,795,891

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Arizona — 10.7%
Utilities — 10.7%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	$3,000	$3,475,260
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,342,360
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	702,068
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.7%		7,519,688
Total Long-Term Investments (Cost — $98,511,491) — 154.7%		108,315,579

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (f)(g)	945,291	945,291
Total Short-Term Securities (Cost — $945,291) — 1.4%		945,291
Total Investments (Cost — $99,456,782*) — 156.1%		109,260,870
Other Assets Less Liabilities — 2.0%		1,379,788
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%		(3,331,588)
VRDP Shares, at Liquidation Value — (53.3)%		(37,300,000)

Net Assets Applicable to Common Shares — 100.0%		$70,009,070

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$96,116,401

Gross unrealized appreciation	$9,814,469
Gross unrealized depreciation	—

Net unrealized appreciation	$9,814,469

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	945,291	945,291	$222
FFI Institutional Tax-Exempt Fund	1,074,105	(1,074,105)	—	137
Total			945,291	$359

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(3)	5-Year U.S. Treasury Note	June 2016	$362,742	$725
(11)	10-Year U.S. Treasury Note	June 2016	$1,430,687	5,828
(4)	Long U.S. Treasury Bond	June 2016	$653,250	8,720
(1)	Ultra U.S. Treasury Bond	June 2016	$171,344	3,182
Total				$18,455

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

4	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$108,315,579	—	$108,315,579
Short-Term Securities	$945,291	—	—	945,291

Total	$945,291	$108,315,579	—	$109,260,870

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$18,455	—	—	$18,455

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$36,000	—	—	$36,000
Liabilities:
Bank overdraft	—	$(41,112)	—	(41,112)
TOB Trust Certificates	—	(3,330,000)	—	(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)

Total	$36,000	$(40,671,112)	—	$(40,635,112)

During the period ended April 30, 2016, there were no transfers between levels.

6	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2016